Borrowings - Principal Payments Due (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Long Term Debt By Maturity [Abstract]
2020	$ 16,977
2021	356,638
2022	23,836
2023	14,060
2024 and thereafter	81,572
Total	$ 493,083	$ 519,051